Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 12,448	$ 8,626
Long-term inventory	$ 11,879	9,023
Customer support, term	seven to ten years
Provision for damages, obsolete, excess and slow-moving inventory	$ 4,336	$ 1,204